Financial instruments and financial risk management - Fx reserve (Details)	12 Months Ended
Jun. 30, 2024 EUR (€)
Disclosure of detailed information about hedging instruments [line items]
OCI at beginning of period	€ 1,509,000
OCI at end of period	1,496,000
OCI I (Cash flow hedge reserve)
Disclosure of detailed information about hedging instruments [line items]
Additions	1,359,000.0
Reclassification	(1,359,000.0)
OCI II (Cost of hedging reserve)
Disclosure of detailed information about hedging instruments [line items]
Additions	1,538,700
Reclassification	€ (1,538,700)